Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 11.8%
Entertainment 0.5%
Electronic Arts, Inc.(a)	25,700	2,477,480
Interactive Media & Services 11.3%
Alphabet, Inc., Class A(a)	23,640	29,758,032
Facebook, Inc., Class A(a)	115,800	22,193,070
Total		51,951,102
Total Communication Services		54,428,582
Consumer Discretionary 14.1%
Hotels, Restaurants & Leisure 2.3%
Starbucks Corp.	125,200	10,586,912
Household Durables 0.4%
NVR, Inc.(a)	555	2,018,307
Internet & Direct Marketing Retail 7.5%
Amazon.com, Inc.(a)	9,685	17,206,952
eBay, Inc.	181,200	6,387,300
Etsy, Inc.(a)	92,200	4,101,978
Expedia Group, Inc.	49,900	6,819,334
Total		34,515,564
Specialty Retail 1.8%
AutoZone, Inc.(a)	6,375	7,295,423
Home Depot, Inc. (The)	4,300	1,008,694
Total		8,304,117
Textiles, Apparel & Luxury Goods 2.1%
Skechers U.S.A., Inc., Class A(a)	83,400	3,116,658
Under Armour, Inc., Class A(a)	309,500	6,391,175
Total		9,507,833
Total Consumer Discretionary		64,932,733
Consumer Staples 4.5%
Beverages 0.8%
PepsiCo, Inc.	24,700	3,388,099
Food & Staples Retailing 0.1%
Sysco Corp.	5,600	447,272
Household Products 1.7%
Procter & Gamble Co. (The)	63,200	7,869,032
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.9%
Altria Group, Inc.	198,800	8,904,252
Total Consumer Staples		20,608,655
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Cabot Oil & Gas Corp.	118,600	2,210,704
Total Energy		2,210,704
Financials 3.1%
Capital Markets 1.8%
Intercontinental Exchange, Inc.	41,900	3,952,008
S&P Global, Inc.	16,900	4,360,031
Total		8,312,039
Diversified Financial Services 1.0%
Voya Financial, Inc.	87,400	4,716,104
Insurance 0.3%
Progressive Corp. (The)	17,200	1,198,840
Total Financials		14,226,983
Health Care 14.3%
Biotechnology 3.3%
AbbVie, Inc.	62,400	4,963,920
Alexion Pharmaceuticals, Inc.(a)	17,400	1,833,960
Amgen, Inc.	3,600	767,700
BeiGene Ltd., ADR(a)	4,900	677,866
BioMarin Pharmaceutical, Inc.(a)	24,600	1,800,966
Exact Sciences Corp.(a)	9,900	861,300
Sage Therapeutics, Inc.(a)	5,900	800,335
Sarepta Therapeutics, Inc.(a)	5,600	465,136
Vertex Pharmaceuticals, Inc.(a)	15,200	2,971,296
Total		15,142,479
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	54,000	4,141,800
Hologic, Inc.(a)	152,900	7,386,599
Total		11,528,399
Columbia Disciplined Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	14,400	1,229,472
Centene Corp.(a)	9,500	504,260
HCA Healthcare, Inc.	26,700	3,565,518
McKesson Corp.	55,800	7,421,400
Total		12,720,650
Health Care Technology 0.1%
Veeva Systems Inc., Class A(a)	2,900	411,307
Life Sciences Tools & Services 0.3%
IQVIA Holdings, Inc.(a)	2,800	404,376
Pra Health Sciences, Inc.(a)	9,900	967,329
Total		1,371,705
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	177,100	10,160,227
Johnson & Johnson	4,000	528,160
Merck & Co., Inc.	165,000	14,298,900
Total		24,987,287
Total Health Care		66,161,827
Industrials 9.4%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	13,700	5,160,516
Spirit AeroSystems Holdings, Inc., Class A	7,300	597,286
Total		5,757,802
Airlines 1.8%
Southwest Airlines Co.	146,400	8,217,432
Electrical Equipment 1.7%
Hubbell, Inc.	56,400	7,991,880
Industrial Conglomerates 0.6%
3M Co.	10,000	1,649,900
Carlisle Companies, Inc.	8,200	1,248,614
Total		2,898,514
Machinery 2.7%
Allison Transmission Holdings, Inc.	162,200	7,073,542
Illinois Tool Works, Inc.	33,100	5,579,998
Total		12,653,540
Professional Services 1.1%
Robert Half International, Inc.	88,100	5,045,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.2%
CSX Corp.	14,200	997,834
Total Industrials		43,562,489
Information Technology 38.1%
Communications Equipment 3.2%
Cisco Systems, Inc.	239,300	11,369,143
F5 Networks, Inc.(a)	24,300	3,501,144
Total		14,870,287
IT Services 10.1%
MasterCard, Inc., Class A	58,400	16,165,704
PayPal Holdings, Inc.(a)	106,600	11,097,060
VeriSign, Inc.(a)	42,300	8,037,846
Visa, Inc., Class A	64,200	11,482,812
Total		46,783,422
Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc.	34,600	10,132,610
Lam Research Corp.	34,000	9,215,360
Total		19,347,970
Software 13.0%
Adobe, Inc.(a)	43,500	12,089,955
Fortinet, Inc.(a)	97,100	7,919,476
Intuit, Inc.	25,500	6,566,250
Microsoft Corp.	186,190	26,694,060
VMware, Inc., Class A	41,700	6,599,859
Total		59,869,600
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.(b)	140,877	35,044,563
Total Information Technology		175,915,842
Materials 1.0%
Chemicals 0.3%
PPG Industries, Inc.	10,700	1,338,784
Containers & Packaging 0.7%
Sealed Air Corp.	81,100	3,387,547
Total Materials		4,726,331
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITS) 1.9%
American Tower Corp.	41,300	9,006,704

2	Columbia Disciplined Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	8,700	465,885
Total Real Estate		9,472,589
Total Common Stocks (Cost $323,570,480)		456,246,735

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(c),(d)	5,961,764	5,961,167
Total Money Market Funds (Cost $5,961,167)		5,961,167
Total Investments in Securities (Cost: $329,531,647)		462,207,902
Other Assets & Liabilities, Net		(374,870)
Net Assets		461,833,032
At October 31, 2019, securities and/or cash totaling $497,520 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	45	12/2019	USD	6,830,550	142,383	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	4,190,808	13,187,815	(11,416,859)	5,961,764	—	—	25,094	5,961,167
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Quarterly Report 2019	3